CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Preferred Series A [Member]
Balance, shares at Dec. 31, 2020		133,333
Balance, amount at Dec. 31, 2020	$ (2,075)	$ 0	$ 6	$ (2,081)	$ 0
Stock option exercises, shares		33,333
Stock option exercises, amount	0	$ 1	(1)	0	0
Warrants issued with debt	506	0	506	0	0
Net income (loss)	(5,538)	$ 0	0	(5,538)	0
Balance, shares at Dec. 31, 2021		166,667
Balance, amount at Dec. 31, 2021	(7,107)	$ 1	511	(7,619)	0
Warrants issued with debt	101
Net income (loss)	(12,453)	0	0	(12,453)	0
Issuance of warrants to Evergreen	101	$ 0	101	0	0
Issuance of common stock in public offering, shares		97,667
Issuance of common stock in public offering, amount	13,212	$ 0	13,212	0	0
Issuance of common stock to Evergreen, shares		9,333
Issuance of common stock to Evergreen, amount	658	$ 0	658	0	0
Issuance of common stock for Directors' fees, shares		2,793
Issuance of common stock for Directors' fees, amount	70	$ 0	70	0	0
Issuance of common stock to employees and consultants, shares		14,423
Issuance of common stock to employees and consultants, amount	311	$ 0	311	0	0
Conversion of debt to common stock, shares		14,831
Conversion of debt to common stock, amount	1,878	$ 0	1,878	0	$ 0
Conversion of debt to Preferred Series A stock, shares					1,526,183
Conversion of debt to Preferred Series A stock, amount	961	$ 0	961	0	$ 0
Conversion of Preferred Series A stock to common stock, shares		50,873			(1,526,183)
Conversion of Preferred Series A stock to common stock, amount	0	$ 0	0	0	$ 0
Modification of warrants	189	$ 0	189	0	0
Balance, shares at Dec. 31, 2022		356,587
Balance, amount at Dec. 31, 2022	$ (2,180)	$ 1	$ 17,891	$ (20,072)	$ 0